Capital - Schedule of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract Assets And Contract Liabilities [Line Items]
Unappropriated retained earnings	₩ 580,882	₩ 513,418